The Eaton Vance Growth Trust
For the Information Age Portfolio

[LOGO]

Annual Shareholder Report
August 31, 1996



Sponsor and Manager of
EV Marathon Information Age Fund
and Administrator of
information Age Portfolio

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Co-Advisers of
Information Age Portfolio

Boston Management and Research
24 Federal Street
Boston, MA 02110

Lloyd George Investment Management
  (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

Custodian

Investors Bank & Trust Company
89 South Street
Boston, MA 02205-1537

Transfer Agent

First Data Investor Services Group
Attn. Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Information Age Portfolio
Portfolio of Investments
August 31, 1996

Common Stock - 99.0%
--------------------------------------------------------------------------------------
Name of Company                                             Shares               Value
                                                                              (Note 1)
--------------------------------------------------------------------------------------
Broadcasting - 15.2%
BEC World Co. Ltd.+ (2)                                     82,700            $882,395
Benpress Holdings GDR+ (2)                                  32,000             236,160
Comcast Corp.                                               26,000             419,250
Financiere Richemont+ (2)                                   30,000             451,253
Jacor Communications, Inc. (2)                              17,000             569,500
Lin Television Corp. (2)                                    15,000             536,250
Providence Journal Bulletin Class A (2)                     35,000             678,125
PT Indonesia Satellite ADR+                                 14,000             437,500
Renaissance Communications (2)                              13,000             458,250
TCA Cable TV, Inc. (2)                                       5,000             130,000
Television Broadcasts Ltd.+                                230,000             818,029
Yorkshire-Tyne Tees TV Holdings+                            45,000             862,293
                                                                           -----------
                                                                            $6,479,005
                                                                           -----------

Business, Computer, & Financial Services - 20.6%
ADT Ltd. (2)                                                25,000            $490,625
Automatic Data Processing, Inc.                             16,000             666,000
CCC Information Services (2)                                10,000             185,000
Ceridian Corp. (2)                                          10,500             447,563
Computer Sciences Corp. (2)                                 10,000             700,000
DST Systems, Inc. (2)                                       20,000             615,000
First Data Corp.                                             5,000             390,000
Fiserv, Inc. (2)                                            17,000             575,875
Metromail Corp. (2)                                         32,000             560,000
National Processing, Inc. (2)                               10,000             171,250
NTT Data Comm Systems+                                         270             827,443
Reuters Holding PLC+                                       100,000           1,165,809
Sunguard Data Systems, Inc. (2)                             14,000             598,500
True North Communications, Inc. (2)                         30,000             577,500
Xerox Corp.                                                 15,000             823,125
                                                                           -----------
                                                                            $8,793,690
                                                                           -----------

Computer Hardware & Software - 11.3%
Adobe                                                       20,000            $697,500
Bay Networks (2)                                            30,000             825,000
Broderbund Software, Inc.                                    5,000             150,625
Cisco Systems (2)                                           10,000             527,500
Information Resources (2)                                    5,000              68,750
Informix Corporation (2)                                    20,000             450,000
INTUIT Inc. (2)                                             10,000             365,000
Misys PLC+                                                  33,000             435,738
Oracle Corp. (2)                                            18,000             634,500
Scholastic Corp. (2)                                        10,000             677,500
                                                                           -----------
                                                                            $4,832,113
                                                                           -----------

Electronics - 9.1%
Allen Group (2)                                             15,000            $234,375
Anritsu Corp.+ (2)                                          30,000             411,375
Galileo Electro Optics (2)                                  32,000             860,000
Intel Corp. (2)                                             12,000             957,750
Samsung Electronics GDR+                                     3,300             256,991
Samsung Electronics GDR+ (1)                                 1,206              56,358
Sharp Corp.+                                                37,000             585,680
VTECH Holdings Ltd.+                                       275,000             506,822
                                                                           -----------
                                                                            $3,869,351
                                                                           -----------

Entertainment - 11.9%
Gaylord Entertainment                                       20,000            $490,000
Grammy Entertainment PLC+                                   43,000             564,157
Havas SA+                                                   10,000             671,505
Hoyts Cinemas+                                             255,000             403,436
New World Communications Group (2)                          10,000             230,625
News International PLC+                                    150,000             878,456
Polygram+                                                   11,000             655,132
Sony Corp.+                                                 19,100           1,198,804
                                                                           -----------
                                                                            $5,092,115
                                                                           -----------

Miscellaneous - 7.9%
Boston Scientific Corp.                                     15,000            $688,125
Duracell International, Inc.                                15,000             676,875
Eastman Kodak Co.                                           12,000             870,000
Oxford Molecular Group PLC+                                 50,000             267,051
Sofamer Inc.                                                10,000             287,500
Thermo Electron Corp.                                       15,000             594,375
                                                                           -----------
                                                                            $3,383,926
                                                                           -----------
Publishing - 16.0%
Dorling Kindersley PLC+                                     45,000            $367,546
Dow Jones & Co., Inc.                                       11,000             430,375
John Fairfax Holdings+                                     250,000             526,048
Matichon Publishing Group+                                  90,000             441,019
McGraw-Hill Companies, Inc.                                 10,000             410,000
Oriental Press Group Ltd+                                1,580,000             812,274
Pearson PLC+                                               105,000           1,119,153
United News & Media PLC+                                    50,000             559,479
Springer Axel Verlag AG+                                     1,327             784,836
Star Publications (Malaysia)+                              185,000             634,477
Wolters Kluwer NV+                                           6,000             754,114
                                                                           -----------
                                                                            $6,839,321
                                                                           -----------

Telephone Services - 7.0%
British Telecommunications PLC+                            105,000             615,739
Hong Kong Telecom+                                         300,000             502,457
Korea Mobile Telecom Corp.+                                    290             322,455
Philippine Long Distance+                                    8,300             496,963
STET+                                                      180,000             572,650
Telecom Italia Mobile SA+                                  240,000             494,984
                                                                           -----------
                                                                            $3,005,248
                                                                           -----------
Total Common Stocks (identified cost, $39,841,160)                         $42,294,769
                                                                           -----------

See notes to financial statements





Short-Term Obligations - 1.5%
----------------------------------------------------------------------------------------------------------
                                                                           Principal
                                                                              Amount                 Value
                                                                       (000 omitted)              (Note 1)
----------------------------------------------------------------------------------------------------------
Associates Corp. of North America, 5.30s, 9/03/96                          $  621             $    620,817
(at amortized cost)

----------------------------------------------------------------------------------------------------------
Put Options Purchased - 0.2%
----------------------------------------------------------------------------------------------------------
Option to Deliver/Receive, Strike Price, Expiration Date:
JPY/USD, 101.85, December 1996 (premium paid, $58,443)                      1,650              $    78,210
                                                                                               -----------

Total Investments (identified cost, $40,520,420) - 100.7%                                      $42,993,796
Other Assets, Less Liabilities - (0.7%)                                                           (290,411)
Net Assets - 100%                                                                              $42,703,385
                                                                                               ===========
   + Foreign Security
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31,
    1996, the value of these securities amounted to $56,358 or 0.1% of net assets.
 (2) Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JPY - Japanese Yen
USD - United States Dollars

See notes to financial statements





Financial Statements

Statement of Assets and Liabilities
August 31, 1996
Assets:
Investments, at value (Note 1A) (identified cost, $40,520,420)                           $42,993,796
Cash                                                                                           1,135
Foreign currencies, at value (identified cost, $963)                                           1,153
Receivable for investments sold                                                              407,852
Dividends receivable                                                                          60,719
Deferred organization expenses (Note 1C)                                                       5,211
                                                                                         -----------
Total assets                                                                             $43,469,866
Liabilities:
Payable for investments purchased                                  $  738,113
Payable to affiliate --
Trustees' fees                                                            273
Accrued expenses                                                       28,095
                                                                   ----------
Total liabilities                                                                            766,481
                                                                                         -----------
Net Assets applicable to investors' interest in Portfolio                                $42,703,385
                                                                                         ===========
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                  $40,229,819
Net unrealized appreciation of investments and foreign currency
(computed on the basis of identified cost)                                                 2,473,566
                                                                                         -----------
Total                                                                                    $42,703,385
                                                                                         ===========

See notes to financial statements





Statement of Operations
For the Period from the Start of Business, September 18, 1995, to August 31, 1996
Investment Income:
Income --
Dividends (net of foreign taxes of $38,742)                                         $  283,323
Interest                                                                               140,841
                                                                                    ----------
Total income                                                                           424,164
Expenses --
Investment adviser fee (Note 2)                                  $  199,131
Administration fee (Note 2)                                          66,210
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                              724
Custodian fees                                                      115,885
Legal and accounting services                                        15,444
Printing and postage                                                  4,361
Amortization of organization expenses (Note 1C)                       1,187
Miscellaneous                                                         2,091
                                                                 ----------
Total expenses                                                                         405,033
                                                                                    ----------
Net investment income                                                               $   19,131
                                                                                    ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss (identified cost basis)--
Investment transactions                                          $ (218,951)
Foreign currency and forward foreign currency contracts             (50,123)
                                                                 ----------
Net realized loss                                                                    $(269,074)
Unrealized appreciation --
Investments (identified cost basis)                              $2,473,376
Foreign currency                                                        190
                                                                 ----------
Net unrealized appreciation                                                          2,473,566
                                                                                    ----------
Net realized and unrealized gain on investments                                     $2,204,492
                                                                                    ----------
Net increase in net assets from operations                                          $2,223,623
                                                                                    ==========

See notes to financial statements





Statement of Changes in Net Assets
For the Period from the Start of Business, September 18, 1995, to August 31, 1996
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                         $    19,131
Net realized loss on investments and foreign currency transactions               (269,074)
Net unrealized appreciation of investments and foreign currency                 2,473,566
                                                                              -----------
Increase in net assets from operations                                        $ 2,223,623
                                                                              -----------
Capital transactions --
Contributions                                                                 $47,226,307
Withdrawals                                                                    (6,846,545)
                                                                              -----------
Increase in net assets resulting from capital transactions                    $40,379,762
                                                                              -----------
Total increase in net assets                                                  $42,603,385
Net Assets:
At beginning of period                                                            100,000
                                                                              -----------
At end of period                                                              $42,703,385
                                                                              ===========

See notes to financial statements





Supplementary Data
For the Period from the Start of Business, September 18, 1995, to August 31, 1996
Ratios (to average daily net assets):
Expenses                                                                    1.52%+
Net investment income                                                       0.07%+
Portfolio Turnover                                                           115%
Average commission rate paid *                                           $0.0303
Net Assets, end of period (000 omitted)                                  $42,703

+ Computed on an annualized basis.
* Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Federal Taxes - The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

C. Deferred Organization Expenses - Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.



E. Options on Foreign Currency - Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F. Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

G. Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reported period. Actual results could differ from those estimates.

I. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

J. Expense Reduction - Investors Bank & Trust Company (IBT), serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses in the Statement of Operations.



(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, September 18, 1995 to August 31, 1996 the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $199,131. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, September 18, 1995 to August 31, 1996, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $66,210. Except as to Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred
Compensation Plan. For the period ended August 31, 1996, no significant amounts have been deferred.

Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

(3) Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $70,236,045 and $30,143,015, respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $   62,295
                                               ==========
Gross unrealized appreciation                  $3,447,113
Gross unrealized depreciation                   1,015,612
                                               ----------
Net unrealized appreciation                    $2,431,501
                                               ==========



(5) Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at August 31, 1996.

(7) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.



Independent Auditors' Report

To the Trustees and Investors of
Information Age Portfolio:

We have audited the accompanying statement of assets and liabilities of Information Age Portfolio, including the portfolio of investments, as of August 31, 1996, and the related statement of operations, the statement of changes in net assets and the suplementary data for the period from the start of business, September 18, 1995, to August 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio as of August 31, 1996, and the results of its operations, changes in its net assets and supplementary data for the respective stated period, in conformity with United States generally accepted accounting principles.

                                                 Coopers & Lybrand
                                             Chartered Accountants

Toronto, Canada
October 4, 1996



INVESTMENT MANAGEMENT FOR INFORMATION AGE PORTFOLIO

Information
Age Portfolio

Officers
------------------------
James B. Hawkes
President and Trustee

William Chisholm
Vice President

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

Duncan W. Richardson
Vice President and Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President, Trustee and Co-Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees
----------------------------
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Incorporated Company

Jack L. Treynor
Investment Adviser and Consultant